Other Payables and Accrued Expenses (Details) - Schedule of other payables and accrued expenses - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of other payables and accrued expenses [Abstract]
Employees and payroll accruals	$ 971	$ 673
Accrued expenses	681	319
IIA deferred grant	241
Other expenses	10	6
Total	$ 1,903	$ 998